Basic and Diluted Net Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic loss per share:
Net loss	$ 23,865	$ 39,557	$ 42,601
Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	1,404,368	647,556	624,051
Basic loss per share	$ 16.99	$ 61.09	$ 68.27
Diluted loss per share:
Net loss	$ 24,066	$ 39,557	$ 42,601
Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	1,421,308	647,556	624,051
Diluted loss per share	$ 16.93	$ 61.09	$ 68.27